Filed with the U.S. Securities and Exchange Commission on September 29, 2023
1933 Act Registration File No. 333-179562
1940 Act File No. 811-22668
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	912	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	913	[X]
(Check appropriate box or boxes.)
ETF SERIES SOLUTIONS
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)
(Registrant’s Telephone Number, including Area Code): (414) 516-1645

Kristina R. Nelson, President
ETF Series Solutions
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copy to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541
As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on October 29, 2023. pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	On (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
EXPLANATORY NOTE
The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 831 (the “Amendment”) to its Registration Statement (filed on October 17, 2022) with respect to its series, the Defiance Pure 2x Bull Banks Daily ETF, Defiance Pure 2x Bull Oil & Gas Daily ETF, Defiance Pure 2x Bull Retail Daily ETF, and Defiance Pure 2x Bull Tech Daily ETF, until October 29, 2023. Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio, on September 29, 2023.

ETF Series Solutions

By:	/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities indicated on September 29, 2023.

Signature	Title

*David A. Massart	Trustee
David A. Massart

*Janet D. Olsen	Trustee
Janet D. Olsen

*Leonard M. Rush	Trustee
Leonard M. Rush

*Michael A. Castino	Trustee
Michael A. Castino

*Kristina R. Nelson	President
Kristina R. Nelson

*Kristen M. Weitzel	Treasurer
Kristen M. Weitzel

*By: /s/ Joshua J. Hinderliter Joshua J. Hinderliter, Attorney-in-Fact pursuant to Powers of Attorney